Segmented information	3 Months Ended
Nov. 30, 2025
Segmented Information
Segmented information

21.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended November 30,
Revenue	2025	2024
Tanzania	$25,117	$12,528
Total revenue	$25,117	$12,528

During the three months ended November 30, 2025, the Company recognized 10% or more of total revenue from two customers (2024 – one) who contributed $19.5 million (2024 – $11.6 million) and $5.6 million (2024 – $nil).

Non-current assets	November 30, 2025	August 31, 2025
Canada	$115	$12
Tanzania	93,556	91,397
Total non-current assets	$93,671	$91,409